Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

	December 31, 2024	December 31, 2023
Cash at banks	$18,826,019	$2,313,725
Short-term deposits	35,010	136,514

	$18,861,029	$2,450,239

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are invested in certificate deposits at interbank rates with no fixed term of deposit.